Investments in affiliates and joint ventures - Summary of Movement in Investments In Affiliates and Joint Ventures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity Method Investment, Financial Statement, Reported Amounts [Roll Forward]
Balance, beginning of the year	$ 55,974	$ 46,263
Investments in affiliates and joint ventures	0	2,321
Share of net income	37,053	21,860
Dividends from affiliates and joint ventures	(12,760)	(11,270)
Intercompany eliminations	(4,630)	(3,200)
Balance, end of the year	$ 75,637	$ 55,974